LAND USE RIGHTS, NET (Tables) (Land Use Right [Member])	12 Months Ended
Dec. 31, 2014
Land Use Right [Member]
LAND USE RIGHTS, NET [Line Items]
Schedule of land use rights
	As of December 31,
	2013	2014
	RMB	RMB
Land use rights	2,218	2,218
Less: accumulated amortization	(193)	(237)
Land use rights, net	2,025	1,981